SUPPLEMENT DATED SEPTEMBER 16, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008
AS SUPPLEMENTED MAY 2, 2008

AMERICAN BEACON FUNDS	AMERICAN BEACON MILEAGE FUNDS
Cash Management Class	Mileage Class®

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Funds and American Beacon Mileage Funds (the “Trusts”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Trustees. At a Special Meeting held on August 22, 2008, each Trust’s shareholders re-elected the five current Trustees — Alan D. Feld, W. Humphrey Bogart, Brenda A. Cline, Richard A. Massman and R. Gerald Turner, and elected as Trustees three new Trustees — Thomas M. Dunning, Eugene J. Duffy and Paul J. Zucconi. As such, the following disclosure replaces the corresponding section of the Statement of Additional Information (“SAI”) under Trustees and Officers of the Trusts and the Master Trust:

Position, Term of Office and
Length of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEE

Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (71)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University ; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES

Term
Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (64)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline, CPA (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007) ; Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004 Chairman since 2008	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-Present) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Hospital Foundation (2006-Present); Trustee, American Beacon Select Funds (2004— Present).

R. Gerald Turner (62)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present);

Position, Term of Office and
Length of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Select Funds (2001-Present).

Thomas M. Dunning (65)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Advisory Director, Comerica Texas (1987-Present); Immediate Past Chairman (2008-2010) and Board Member (2003-Present), Dallas Citizens Council; Director, Baylor Health Care System Foundation (2007-Present); State Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present); Trustee, American Beacon Select Funds (2008-Present).

Eugene J. Duffy (53)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professional (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Select Funds (2008-Present).

Paul J. Zucconi, CPA (67)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002- Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation of North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Select Funds (2008-Present).

OFFICERS

Term
One Year

William F. Quinn (60)	President since 2008

Executive Vice President
from 2007 to 2008

President of Beacon Trust
from 1987 to 2007 and
Master and Mileage Trusts
from 1995 to 2007

Trustee of Beacon Trust from
1987 to 2008 and Master and
Mileage Trusts from 1995 to
	2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member , New York Stock Exchange Pension Managers Advisory Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Enforcement Division, Securities and Exchange Commission (1995 — 2004).

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt L. Crumpler (41)	VP since 2007	Vice President, Trust Investments, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting, (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Position, Term of Office and
Length of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Michael W. Fields (54)	VP of Trust since 1989 and Master Trust since 1995	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trusts and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm, Akin, Gump, Strauss, Hauer & Feld LLP, has provided legal services within the past two fiscal years to the Manager.
The following two sentences hereby replace the first sentence of the first paragraph on page 7 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline (Chair) and Messrs. Zucconi and Dunning. . Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the second paragraph on page 7 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. . Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the first full paragraph on page 8 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have an Investment Committee that is comprised of Messrs. Bogart (Chair) and Duffy. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity.
The following hereby replace the corresponding tables on page 8 of the SAI:

INTERESTED
Feld
Money Market	None
U.S. Gov’t Money Market	Over $100,000
Beacon Trust on an Aggregate Basis	Over $100,000
Money Market Mileage	None
Mileage Trust on an Aggregate Basis	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Money Market	Over $100,000	None	None	None	None	None	None
U.S. Gov’t Money Market	None	None	None	None	None	None	None
Beacon Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Money Market Mileage	None	None	None	None	None	None	None
Mileage Trust on an Aggregate Basis	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None
Compensation for Trustees. In connection with the Sale, the Board adopted a new compensation structure. As a result, the following disclosure replaces the corresponding disclosure on pages 8-9 of the SAI:
     As compensation for their service to the Trusts, the American Beacon Select Funds (the “Select Funds”) and the Master Trust (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement for reasonable expenses incurred in attending such Board and Committee meetings.
     Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2007. The table does not include Messrs. Dunning, Duffy and Zucconi, who were not Trustees during the fiscal year covered by the table. The compensation amounts below include flight service charges previously paid by the Trusts, Master Trust and Select Funds to American Airlines, Inc.
Emeritus Trustee and Retirement Plan. The following replaces the corresponding disclosure on page 9 of the SAI:
     The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least five years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.
     A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of ten years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
New Ownership of the Manager. Upon the completion of the Sale, the Manager will no longer be a wholly-owned subsidiary of AMR. Thus, the following replaces the first sentence under Management, Administrative and Distribution Services:
The Manager is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services.

New Management and Administrative Services Agreements Fee Structure: In connection with the Sale, shareholders approved the adoption of new rate paid by the Funds to the Manager for management and administrative services is the same as the aggregate fee rate in effect prior to the Sale, but the allocation between management and administrative fees changed. As a result, the following disclosure replaces the first sentence of the third paragraph on page 11 of the SAI under Management, Administrative and Distribution Services:
As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets.
Address Change for Distributor Foreside Fund Services, LLC. The following replaces the first sentence of the third full paragraph under Management, Administrative and Distribution Services:
Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor and principal underwriter of the Funds’ shares, and as such, receives a fee from the Manager for distributing shares of the Trusts and the Select Funds.

AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENT DATED SEPTEMBER 16, 2008
TO THE PROSPECTUS DATED MARCH 1, 2008
AS SUPPLEMENTED APRIL 18, 2008

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Mileage Funds (the “Trust”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Management and Administrative Services Agreements. The Sale will result in a change of control of the Manager and the termination of the Trust’s management (the “Old Agreement”). On May 21, May 22 and June 4, 2008, the Board considered and approved, subject to shareholder approval, a new management agreement between the Trust and the Manager (“New Advisory Agreement”). Under the New Advisory Agreement, the Manager will provide the same investment advisory services to the Trust on substantially the same terms as under the Old Agreement. A discussion of the Board’s consideration and approval of the New Advisory Agreement is available in the semi-annual report dated June 30, 2008.
At a Special Shareholder Meeting held on August 22, 2008, shareholders of the American Beacon Money Market Mileage Fund approved the New Advisory Agreement, which will be effective as of the Closing Date.
In addition, as part of updating and modernizing the Old Agreement, the primary administrative services provided by the Manager to the Trust, the American Beacon Funds, the American Beacon Select Funds, and the American Beacon Master Trust have been transferred to one single Administrative Services Agreement (“New Administrative Services Agreement”). The New Administrative Services Agreement will become effective as of the Closing Date.
The following replaces the second sentence of the second paragraph under The Manager:
For the fiscal year ended December 31, 2007, the management fee paid by the Fund was 0.10% of its average net assets.
The third paragraph is hereby deleted from the prospectus under The Manager.
New Ownership of the Manager. Upon the completion of the Sale, the Manager will no longer be a wholly-owned subsidiary of AMR. Thus, the following replaces the first sentence under Overview:
The American Beacon Money Market Mileage Fund (the “Fund”) is managed by American Beacon Advisors, Inc. (the “Manager”), a wholly-owned subsidiary of Lighthouse Holdings, Inc.
Additionally, the following disclosure replaces the the second sentence in the first paragraph under The Manager:
The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc.

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Service Marks. As a result of the Sale, certain marks that did not already belong to the Manager have been assigned to the Manager. Thus, the following disclosure replaces the corresponding disclosure on the back cover of the Prospectus:
American Beacon and Mileage Class are registered service marks of American Beacon Advisors, Inc. American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds, Mileage Class and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

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